Lease (Details) - Schedule of Future Minimum Rent Payable - USD ($)	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Schedule of Future Minimum Rent Payable [Abstract]
2024	$ 68,162
2025	13,468
Total lease payments	81,630
Less: imputed interest	(3,395)
Present value of lease liabilities	$ 78,235	$ 104,749